SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per ordinary share

				For the
				Period from
				May 12, 2020
			Six Months	(Inception)
	Three Months Ended		Ended	through
	June 30,		June 30,	June 30,
	(Unaudited) 2021	(Unaudited) 2020	(Unaudited) 2021	(Unaudited) 2020
Redeemable Class A Ordinary Shares
Numerator: Loss allocable to Redeemable Class A Ordinary Shares
Interest Income	$15,095	$—	$55,208	$—
Redeemable Net Income	$15,095	$—	$55,208	$—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	23,000,000	—	23,000,000	—
Redeemable Net Income/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00	$0.00	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(1,042,594)	$(4,734)	$(12,567,023)	$(4,734)
Less: Redeemable Net Loss	(15,095)	—	(55,208)	—
Non-Redeemable Net Loss	$(1,057,689)	$(4,734)	$(12,622,231)	$(4,734)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	—	—	—	—
Non-Redeemable Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.18)	$(0.00)	$(2.20)	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from
March 31, 2020
(inception) Through
December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$91,362
Net Earnings	$91,362
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted (1)	23,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(9,188,357)
Redeemable Net Earnings	$(91,362)
Non-Redeemable Net Loss	$(9,279,719)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted (I)	5,529,817
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.68)
(1)	As of December 31, 2020, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s shareholders.